Revenue and Expenses, Operating Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses [Line Items]
Operating losses	$ 1,757	$ 1,183	$ 6,984
Severance expense	666	1,500	397
Legal actions [Member]
Schedule of Expenses [Line Items]
Operating losses	290	179	3,308
Customer remediation [Member]
Schedule of Expenses [Line Items]
Operating losses	722	207	2,691
Other operating loss [Member]
Schedule of Expenses [Line Items]
Operating losses	$ 745	$ 797	$ 985